Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Provisions for doubtful debts (in Dollars)	$ 37,927			$ 21,517	$ 15,520
Contract amount (in Dollars)	121,239			28,668
Revenue (in Dollars)	448,196			628,591	679,777
Advertising expenses (in Dollars)				2,128	74,725
Percentage of tax benefit	50.00%	50.00%	50.00%
Underpayment of taxes	$ 14,085	¥ 100,000
Expenses for employee benefits (in Dollars)	$ 42,473			38,342	24,934
Statutory reserve percentage	10.00%					10.00%
Registered capital percentage	50.00%					50.00%
Government authorities insured		¥ 500,000	$ 800,000
Deposit insurance	$ 70,424					¥ 500,000
Aggregate balance (in Dollars)				140,674
Value Added Tax [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage	13.00%					13.00%
Financial Stability Department [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate balance (in Dollars)	$ 5,949,269
Contract Liabilities [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue (in Dollars)	$ 28,668			$ 132,656
Consolidation [Member]
Summary of Significant Accounting Policies [Line Items]
Voting percentage	50.00%					50.00%
Supplier One [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	24.00%	24.00%	24.00%	32.00%	25.00%
Suppliers Three [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	18.00%	18.00%	18.00%	11.00%	13.00%
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	17.00%	17.00%	17.00%	20.00%	16.00%
Suppliers Three (one) [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				11.00%
Suppliers Three (Two) [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				11.00%
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	15.00%	15.00%	15.00%	13.00%	29.00%
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	17.00%	17.00%	17.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	13.00%	13.00%	13.00%	11.00%	24.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%
Customer Three [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				11.00%	10.00%
Major Customers One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				28.00%
Major Customers Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				16.00%
Major Customers Three [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				13.00%
Mr.Jianfei Zhang [Member]
Summary of Significant Accounting Policies [Line Items]
Credit facility (in Dollars)	$ 1